Promissory Notes (Details) - USD ($)		12 Months Ended
	Jan. 25, 2024	Mar. 31, 2024
Promissory Notes
Fair value		$ 11,349,497
Fair value loss on promissory notes		108,288
Psyence Group Inc
Promissory Notes
Promissory notes payable		1,316,236
NCAC Sponsor
Promissory Notes
Promissory notes payable		1,474,256
Fair value		1,474,256
Unsecured convertible promissory note | Psyence Group Inc
Promissory Notes
Principal amount of debt issued	$ 1,610,657
Interest rate	0.00%
Notes paid	$ 150,000
Fair value	1,418,675	1,316,236
Fair value loss on promissory notes	47,561
Unsecured convertible promissory note | Psyence Group Inc | Notes payable on the date that is the one-year anniversary after the Business Combination, or January 25, 2025
Promissory Notes
Promissory notes payable	1,460,657
Unsecured convertible promissory note | NCAC Sponsor
Promissory Notes
Principal amount of debt issued	$ 1,615,501
Interest rate	0.00%
Notes paid	$ 100,000
Promissory notes payable		100,000
Fair value	1,413,529	$ 1,474,255
Fair value loss on promissory notes	60,727
Unsecured convertible promissory note | NCAC Sponsor | Notes payable on the date that is the one-year anniversary after the Business Combination, or January 25, 2025
Promissory Notes
Promissory notes payable	$ 1,515,501